Summary of Gains and Losses for Derivative Instruments Recognized in Net Realized Investment Gains and Losses in Statements of Operations (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of realized gains and losses for derivative instruments
Total derivative losses	[1]	$ (62)	$ (416)	$ (108)
Change in embedded derivative liabilities and related fees	[2]	20	536	(979)
Net realized derivative (losses) gains		(42)	120	(1,087)
Not Designated as Hedging Instrument [Member] | Total Return Swap [Member]
Summary of realized gains and losses for derivative instruments
Total derivative losses			(44)	(195)
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member]
Summary of realized gains and losses for derivative instruments
Total derivative losses		13	(141)	142
Not Designated as Hedging Instrument [Member] | Equity Contracts [Member]
Summary of realized gains and losses for derivative instruments
Total derivative losses		(81)	(257)	(79)
Not Designated as Hedging Instrument [Member] | Other Derivative Contracts [Member]
Summary of realized gains and losses for derivative instruments
Total derivative losses		8	(6)	4
Not Designated as Hedging Instrument [Member] | Net Interest Settlements [Member]
Summary of realized gains and losses for derivative instruments
Total derivative losses		$ (2)	$ 32	$ 20

[1]	Included in total derivative losses are economic hedging (losses) gains of $(2) million, $(402) million and $941 million related to the guaranteed benefit annuity programs for the years ended December 31, 2016, 2015 and 2014, respectively. Included in total derivative (losses) gains for the year ended December 31, 2015 and 2014 are economic hedging gains (losses) of $52 million and $(1.0) billion related to the program that protects against the negative impact of higher interest rates on the Company's statutory surplus position through expiry.
[2]	The annual comprehensive review of model assumptions for the individual variable annuity business produced an immaterial impact for the year ended December 31, 2016. The annual review produced a favorable impact for the year ended December 31, 2015, attributable to the change in estimate discussed in Note 4. The annual review produced a favorable impact for the year ended December 31, 2014, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.